Organization and Description of Business	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company F/K/A Smaaash Entertainment Inc. (the “Company,” “we,” or “our”), was a blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

The Company is a global esports organization, with an established brand, that is capitalizing on the growth in esports through three business units, Simplicity One Brasil Ltda (“Simplicity One”), Simplicity Esports, LLC (“Simplicity Esports LLC”) and PLAYlive Nation, Inc. (“PLAYlive”).

The Company owns and manages numerous professional esports teams domestically and internationally. Revenue is generated from prize winnings, corporate sponsorships, advertising, league subsidy payments and potential league revenue sharing payments from the publishers of video games. Through a wholly owned subsidiary Simplicity Esports LLC, the Company owns and manages numerous professional esports teams competing in games such as Overwatch, Apex Legends, PUBG and more. We are committed to growing and enhancing the esports industry, fostering the development of amateurs to compete professionally and signing established professional gamers to support their paths to greater success. Through a 90% owned subsidiary Simplicity One, the Company manages Flamengo eSports, one of the leading Brazilian League of Legends® teams. Flamengo eSports was established in 2017 as the Esports division of Clube de Regatas do Flamengo, a successful Brazilian sports organization, known for its world-famous soccer team. Flamengo eSports’ League of Legends® team won the CBLoL Championship in September 2019, which qualified the team to compete at the 2019 League of Legends® World Championship in Europe as one of 24 teams from 13 different regions around the world.

The Company owns and operates corporate and franchise esports gaming centers, through wholly owned subsidiaries, Simplicity Esports LLC and PLAYlive, throughout the U.S. giving casual gamers the opportunity to play in a social setting with other members of the gaming community. In addition, aspiring and established professional gamers can compete in local and national esports tournaments held in the Company’s gaming centers for prizes, notoriety, and potential contracts to play for one of our professional esports teams. In this business unit, revenue is generated from the sale of game time, memberships, tournament entry fees, birthday party events, corporate party events, concessions and gaming-related merchandise.

The Company’s business plan encompasses a brick and click physical and digital approach to further recognize revenue from all verticals, which we believe to be unique in the industry. The physical centers, together with the Company’s esports teams, lifestyle brand and marketing campaigns offer opportunities for additional revenue via strategic partnerships with both endemic and non-endemic brands. The Company’s goal is to further engage a diverse fan base with a 360-degree approach driving traffic to both our digital platform and physical real estate to maximize the monetization opportunities with these relationships. In addition, we have proprietary intellectual capital, fan engagement strategies and brand development blueprints which complement our publicly available information.

Simplicity Esports LLC has already opened and is operating four corporate-owned retail Simplicity Esports Gaming Centers. The first Simplicity Esports Gaming Center was opened on May 3, 2019. Furthermore, the Company has engaged a national tenant representation real estate broker to assist in the strategic planning and negotiations for our future Simplicity Esports Gaming Center locations. The Company contemplates that new Simplicity Esports Gaming Centers will be funded by the Company as well as a combination of tenant improvement allowances from landlords and sponsorships.

Due to unsolicited interest from potential franchisees, the Company has launched a franchising program to accelerate the expansion of planned nationwide footprint. The Company sells specific franchise territories, through a wholly owned subsidiary PLAYlive, and assists with the establishment and buildout of esports gaming centers to potential business owners that desire to use the Company’s branding, infrastructure and process to open and operate gaming centers. Franchise revenue is generated from the sale of franchise territories, supplying furniture, equipment and merchandise to the franchisees for buildout of their centers, a gross sales royalty fee and a national marketing fee. We license the use of our branding, assist in identifying and negotiating commercial locations, assist in overseeing the buildout and development, provide access to proprietary software for point of sale, inventory management, employee training and other HR functions. Franchisees also can participate in our national esports tournament events, and benefit from the growing profile of our professional esports teams. Once an esports gaming center is opened, the Company provides operational guidance, support and use of branding elements in exchange for a monthly royalty fee calculated as 6% of gross sales and a national marketing fee of 1% of gross sales. To date, the Company has sold five of these franchises.

The combination of the esports gaming centers, owned or franchised by wholly owned subsidiaries Simplicity Esports LLC or PLAYlive, provides the Company with what it believes will be the largest footprint of esports gaming centers in North America. Over the next 12 months, existing PLAYlive esports gaming centers will be rebranded to Simplicity Esports gaming centers. All newly opened franchise esports gaming centers will be branded as Simplicity Esports gaming centers. All gaming centers in our footprint will be participating venues in the Company’s national esports tournaments.

NOTE 1 — ORGANIZATION AND DESCRIPTION OF BUSINESS

Simplicity Esports and Gaming Company F/K/A Smaaash Entertainment Inc. (the “Company,” “we,” or “our”), was an organized blank check company organized under the laws of the State of Delaware on April 17, 2017. The Company was formed under the name I-AM Capital Acquisition Company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”). On November 20, 2018, the Company changed its name from I-AM Capital Acquisition Company to Smaaash Entertainment Inc. On January 2, 2019, the Company changed its name from Smaaash Entertainment Inc. to Simplicity Esports and Gaming Company.

Through our wholly subsidiary, Simplicity Esports, LLC, acquired on January 2, 2019 (see Note 4). The Company has begun to implement a unique approach to ensure the ultimate fan friendly esports experience. Our intention is to have gamers involved at the grassroots level and feel a sense of unity as we compete with top class talent. Our management and players are known within the esports community and we plan to use their skills to create a seamless content creation plan helping gamers feel closer to our brand than any other in the industry. Simplicity is an established brand in the Esports industry with an engaged fan base competing in popular games across different genres, including PUBG, Gears of War, Smite, Guns of Boom, and multiple EA Sports titles. Additionally, the Simplicity stream team encompasses a unique group of casters, influencers, and personalities all of whom connect to Simplicity’s dedicated fan base. Simplicity also has begun to open and operate esports gaming centers that will provide the public an opportunity to experience and enjoy gaming and Esports in a social setting, regardless of skill or experience.

The Company’s sponsor was I-AM Capital Partners LLC (the “Sponsor”). The Company selected May 31 as its fiscal year end.

Financing

The registration statement for the Company’s initial public offering (as described in Note 3) was declared effective by the United States Securities and Exchange Commission (the “SEC”) on August 16, 2017. The Company financed the Business Combination with the net proceeds from the sale of $36,000,000 of units in the initial public offering (the “Public Units”) and the sale of $2,545,000 of units (the “Private Units” and, together with the Public Units, the “Units”) in the simultaneous private placement (the “Private Placement” as described in Note 3). Upon the closing of the Initial Public Offering and the Private Placement on August 22, 2017, $50,750,000 was deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the “Trust Account”) as discussed below.

Contained in the underwriting agreement for the Initial Public Offering was an over-allotment option allowing the underwriters to purchase from the Company up to an additional 750,000 Public Units (the “Over-Allotment Units”) and, in addition, the Company received a commitment from the Sponsor to purchase up to an additional 26,250 Private Units in order to maintain the amount of cash in the Trust Account equal to $10.15 per Public Unit sold in the Initial Public Offering. On September 13, 2017, the underwriters partially exercised their option and purchased 200,000 Over-Allotment Units, which were sold at an offering price of $10.00 per Unit, generating gross proceeds of $2,000,000. Also on September 13, 2017, simultaneously with the sale of the Over-Allotment Units, the Company consummated the sale of an additional 7,000 Placement Units (the “Over-Allotment Placement Units”), generating gross proceeds of $70,000.

Trust Account

The Trust Account was invested only in U.S. government treasury bills with a maturity of one hundred and eighty (180) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, which invested only in direct U.S. government obligations. Funds were to remain in the Trust Account until the earlier of (i) the consummation of its first Business Combination or (ii) the distribution of the Trust Account as described below. The remaining proceeds outside the Trust Account were allowed to be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

Initial Business Combination

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering.

On August 21, 2018, the Company deposited into the Trust Account an aggregate of $303,610 (including interest earned on the funds in the Trust Account available for withdrawal), representing $0.058 per public share. As a result of such payment, the Company extended the period of time it had to consummate a Business Combination by three months to November 21, 2018.

On November 20, 2018, the parties consummated the initial Business Combination.

Upon consummation of the Business Combination, the Company issued 208,000 restricted shares to Chardan Capital Markets in consideration for advisory services provided. These restricted shares are valued at $10.21 per share totaling $2,125,000 and are on the statement of operations included in general and administrative expenses.

At the special meeting of stockholders held on November 9, 2018, holders of 4,448,260 shares of the Company’s common stock sold in its Initial Public Offering (“Public Shares”) exercised their right to redeem those shares for cash at a price of $10.2187363 per share, for an aggregate of approximately $45,455,596. Immediately after giving effect to the initial Business Combination (including as a result of the redemptions described above) the issuance of 2,000,000 shares of common stock to the Smaaash founders, the issuance of 520,000 shares of common stock upon conversion of the rights at the Closing and the issuance of 208,000 shares of common stock to Chardan Capital Markets as consideration for services), there were 5,119,390 shares of common stock and warrants to purchase approximately 5,461,500 shares of common stock issued and outstanding. Upon the Closing, the Company’s rights ceased to exist, and its common stock and warrants began trading on The Nasdaq Stock Market (“Nasdaq”).

On the Closing Date, the Company entered into a master franchise agreement (“Master Franchise Agreement”) and a master license and distribution agreement (“Master Distribution Agreement”) with Smaaash, as of February 28, 2019 this master franchise agreement and master distribution agreement are no longer in effect.